INVESTMENTS - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Jan. 31, 2026	Jun. 30, 2026
Series C Investment
Debt and Equity Securities, FV-NI [Line Items]
Net gain		$ 0.3
TJ Biopharma
Debt and Equity Securities, FV-NI [Line Items]
Ownership interest	9.00%
Total consideration	$ 13.2
TJ Biopharma | Series C Investment
Debt and Equity Securities, FV-NI [Line Items]
Ownership interest	3.20%